SHAREHOLDERS EQUITY - Dividends payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Stock
Statutory reserve for investments (as a percent)	75.00%
Minimum mandatory dividend (as a percent)	25.00%
Allocation of the residual result for the year
Balance for the destination of the year	R$ 6,558,475	R$ 10,378,122
Legal reserve	(327,924)	(518,906)
Mandatory Dividends	(1,557,637)	(2,464,804)
Additional proposed dividends	(4,682,217)	(1,535,196)
Accumulated losses	9,303	(9,675)
Subtotal to distributed	0	5,849,541
Constitution of Statutory Reserves and Profit Retention	0	(5,849,541)
Balance to be distributed for the year	R$ 0	R$ 0
PNA
Capital Stock
Minimum mandatory dividend (as a percent)	8.00%
PNB
Capital Stock
Minimum mandatory dividend (as a percent)	6.00%